Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	CALVERT WORLD VALUES FUND INC
Central Index Key	0000884110
Amendment Flag	false
Document Creation Date	Apr. 05, 2018
Document Effective Date	Apr. 05, 2018
Prospectus Date	Feb. 01, 2018
Calvert Emerging Markets Equity Fund | Class A
Risk/Return:
Trading Symbol	CVMAX
Calvert Emerging Markets Equity Fund | Class C
Risk/Return:
Trading Symbol	CVMCX
Calvert Emerging Markets Equity Fund | Class I
Risk/Return:
Trading Symbol	CVMIX
Calvert Emerging Markets Equity Fund | Class R6
Risk/Return:
Trading Symbol	CVMRX
Calvert International Equity Fund | Class A
Risk/Return:
Trading Symbol	CWVGX
Calvert International Equity Fund | Class C
Risk/Return:
Trading Symbol	CWVCX
Calvert International Equity Fund | Class I
Risk/Return:
Trading Symbol	CWVIX
Calvert International Opportunities Fund | Class A
Risk/Return:
Trading Symbol	CIOAX
Calvert International Opportunities Fund | Class C
Risk/Return:
Trading Symbol	COICX
Calvert International Opportunities Fund | Class I
Risk/Return:
Trading Symbol	COIIX
Calvert Mid-Cap Fund | Class A
Risk/Return:
Trading Symbol	CCAFX
Calvert Mid-Cap Fund | Class C
Risk/Return:
Trading Symbol	CCACX
Calvert Mid-Cap Fund | Class I
Risk/Return:
Trading Symbol	CCPIX